Statement of Comprehensive Income (Statement) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Comprehensive (Income) Loss, Defined Benefit Plan, Reclassification Adjustment from AOCI, after Tax	$ 0	$ 0	$ 1,952
Other Comprehensive Income (Loss), Net of Tax	0	0	1,972
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	351,186	403,667	521,862
Net income	351,186	403,667	519,890
Other Comprehensive (Income) Loss, Defined Benefit Plan, before Reclassification Adjustment, after Tax	$ 0	$ 0	$ (20)